Auditor's remuneration (Details) - AUD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Auditor's remuneration
Audit fees	$ 33,464	$ 31,571
Audit-related fees	3,167	2,701
Total audit and audit-related fees	36,631	34,272
Other fees	69	282
Total audit and non-audit fees	36,700	34,554
PwC Australia
Auditor's remuneration
Audit fees	28,035	25,859
Audit-related fees	2,888	2,605
Overseas PwC network firms
Auditor's remuneration
Audit fees	5,429	5,712
Audit-related fees	279	96
Other fees	69	282
Non-consolidated entities
Auditor's remuneration
Fees received by auditor from various entities related to Westpac	6,600	8,700
Parent Entity
Auditor's remuneration
Audit fees	28,362	26,392
Audit-related fees	2,918	2,605
Total audit and audit-related fees	31,280	28,997
Total audit and non-audit fees	31,280	28,997
Parent Entity | PwC Australia
Auditor's remuneration
Audit fees	27,673	25,580
Audit-related fees	2,888	2,605
Parent Entity | Overseas PwC network firms
Auditor's remuneration
Audit fees	689	$ 812
Audit-related fees	$ 30